Debt - (Narrative - Other Debt Transactions) (Details) - USD ($) $ in Millions	1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	May 31, 2024	Dec. 31, 2024	Mar. 31, 2024	May 08, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2021
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Coupon rate				5.50%
Exchange Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Coupon rate				5.50%		5.50%
Senior Credit Facilities And Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Amount free of restrictions				$ (259.5)	$ 1,116.3
Accumulated deficit, amount free of restrictions				$ 3,422.7	$ (3,576.7)
Term Loan A | Term Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Principal amount of debt prepaid			$ 84.9
Term Loan B | Term Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Principal amount of debt prepaid	$ 250.0	$ 355.1	$ 214.1
Debt instrument, principal amount repurchased									$ 96.0
Debt instrument, amount paid for repurchases									$ 95.3
Coupon rate				0.00%
5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Coupon rate					5.50%
5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount repurchased					$ 85.0		$ 85.0
Debt instrument, amount paid for repurchases					$ 61.4		$ 61.4
Coupon rate					5.50%					5.50%
5.500% Senior Notes One | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount repurchased				$ 0.0				$ 200.0
Debt instrument, amount paid for repurchases								$ 135.0